Finance income and charges (Tables)	6 Months Ended
Dec. 31, 2018
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Schedule of Impact from Derivatives Among Interest Income/(Charge)

	Six months ended 31 December 2018 £ million	Six months ended 31 December 2017 £ million

Interest income	102	74
Fair value gain on financial instruments	59	29

Total interest income	161	103
Interest charges	(224)	(208)
Fair value loss on financial instruments	(57)	(25)

Total interest charges	(281)	(233)

Net interest charges	(120)	(130)

Net finance income in respect of post employment plans in surplus	14	4
Hyperinflation adjustment in respect of Venezuela (a)	6	6

Total other finance income	20	10
Net finance charge in respect of post employment plans in deficit	(12)	(11)
Unwinding of discounts	(8)	(6)
Interest in respect of tax	(5)	—
Change in financial liability (Level 3)	(2)	(16)
Other finance charges	(1)	(1)

Total other finance charges	(28)	(34)

Net other finance charges	(8)	(24)

Summary of Geographical Operations

The following table presents the contribution of the group’s Venezuelan operations to the consolidated income statement, cash flow statement and net assets for the six months ended 31 December 2018 and with the amounts that would have resulted if the DICOM exchange rate had been applied for consolidation.

	At estimated exchange rate VES/GBP 10,466 £ million	At DICOM exchange rate VES/GBP 809 £ million

Net sales	—	1
Operating profit	—	—
Other finance income - hyperinflation adjustment	6	72
Net cash inflow from operating activities	—	1
Net assets	65	843